NET (LOSS)/INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
NET (LOSS)/INCOME PER SHARE
Schedule of basic and diluted net loss per share

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Numerator
Net (loss)/income	(941,895)	(1,071,074)	107,245
Accretion on convertible redeemable preferred shares to redemption value	(283,981)	(164,065)	—
Net (loss)/income attributable to ordinary shareholders	(1,225,876)	(1,235,139)	107,245
Denominator
Weighted average number of ordinary shares used in computing net (loss)/income per share, basic	111,172,986	529,343,027	868,941,151
Dilutive effect of share-based awards	—	—	43,200,840
Weighted average number of ordinary shares used in computing net (loss)/income per share, diluted	111,172,986	529,343,027	912,141,991
Net (loss)/income per share attributable to ordinary shareholders
—Basic	(11.03)	(2.33)	0.12
—Diluted	(11.03)	(2.33)	0.12

Schedule of anti-dilutive and excluded from the computation of diluted net loss per share

	For the year ended December 31,
	2020	2021
Preferred shares	500,211,192	251,440,808
Share options and RSUs	60,853,313	78,376,179